VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Communication Services: 4.6%
8,518	(1)	Charter Communications, Inc.	$ 3,716,489	1.3
122,064		Comcast Corp. – Class A	4,196,560	1.4
3,876,762		Vodafone Group PLC	5,363,274	1.9
		13,276,323		4.6

		Consumer Discretionary: 5.4%
1,643	(1)	Booking Holdings, Inc.	2,210,361	0.7
216,734	(1)	Capri Holdings Ltd.	2,338,560	0.8
76,707		Carnival Corp.	1,010,231	0.3
331,507		General Motors Co.	6,888,715	2.4
1,239,104		Kingfisher PLC	2,176,493	0.8
23,033		TJX Cos., Inc.	1,101,208	0.4
		15,725,568		5.4

		Consumer Staples: 8.5%
52,143		Kellogg Co.	3,128,059	1.1
88,669		Mondelez International, Inc.	4,440,543	1.5
167,300		Philip Morris International, Inc.	12,206,208	4.2
40,152		Sysco Corp.	1,832,136	0.6
188,365	(1)	US Foods Holding Corp.	3,335,944	1.1
		24,942,890		8.5

		Energy: 6.0%
976,032		BP PLC	4,002,643	1.4
170,612		Canadian Natural Resources Ltd.	2,333,746	0.8
55,200		Chevron Corp.	3,999,792	1.4
226,394		Devon Energy Corp.	1,564,383	0.5
390,704		Marathon Oil Corp.	1,285,416	0.4
255,376		Royal Dutch Shell PLC - Class A	4,436,811	1.5
		17,622,791		6.0

		Financials: 22.7%
248,608		American International Group, Inc.	6,028,744	2.1
430,454		Bank of America Corp.	9,138,538	3.1
176,634		Citigroup, Inc.	7,439,824	2.5
224,728		Citizens Financial Group, Inc.	4,227,134	1.4
155,213		Equitable Holdings, Inc.	2,242,828	0.8
41,078		Goldman Sachs Group, Inc.	6,350,248	2.2
53,688		JPMorgan Chase & Co.	4,833,531	1.7
189,976		Morgan Stanley	6,459,184	2.2
71,236		PNC Financial Services Group, Inc.	6,818,710	2.3
165,611		Truist Financial Corp.	5,107,443	1.8
81,375		Wells Fargo & Co.	2,335,463	0.8
30,891		Willis Towers Watson PLC	5,246,836	1.8
		66,228,483		22.7

		Health Care: 19.9%
57,653	(1)	Alcon, Inc.	2,953,605	1.0
28,122		Anthem, Inc.	6,384,819	2.2
129,524		Bristol-Myers Squibb Co.	7,219,668	2.5
77,318		CVS Health Corp.	4,587,277	1.6
133,088		GlaxoSmithKline PLC	2,497,280	0.8
78,955		Johnson & Johnson	10,353,369	3.5
42,434		McKesson Corp.	5,739,623	2.0
62,968		Medtronic PLC	5,678,454	1.9
111,774		Pfizer, Inc.	3,648,303	1.2
59,979	(1)	Sanofi	5,192,680	1.8
39,589		Zimmer Biomet Holdings, Inc.	4,001,656	1.4
		58,256,734		19.9

		Industrials: 8.6%
108,905		CSX Corp.	6,240,256	2.1
58,271		General Dynamics Corp.	7,709,836	2.6
180,674		Johnson Controls International plc	4,870,971	1.7
77,627		Textron, Inc.	2,070,312	0.7
51,218		Trane Technologies PLC	4,230,095	1.5
		25,121,470		8.6

		Information Technology: 13.9%
23,024		Apple, Inc.	5,854,773	2.0
83,529		Cisco Systems, Inc.	3,283,525	1.1
135,533		Cognizant Technology Solutions Corp.	6,298,218	2.2
117,898		Corning, Inc.	2,421,625	0.8
121,039		Intel Corp.	6,550,630	2.2
40,673		NXP Semiconductor NV - NXPI - US	3,373,012	1.2
155,793		Oracle Corp.	7,529,476	2.6
78,138		Qualcomm, Inc.	5,286,036	1.8
		40,597,295		13.9

		Materials: 4.4%
247,603		Corteva, Inc.	5,818,670	2.0
88,469		Dow, Inc.	2,586,834	0.9
64,073		DowDuPont, Inc.	2,184,889	0.7
68,652	(2)	Nutrien Ltd.	2,330,049	0.8
		12,920,442		4.4

		Utilities: 2.8%
26,711		Duke Energy Corp.	2,160,386	0.7
86,899		Exelon Corp.	3,198,752	1.1
73,235		FirstEnergy Corp.	2,934,526	1.0
		8,293,664		2.8

	Total Common Stock
	(Cost $340,480,733)	282,985,660		96.8

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Repurchase Agreements: 0.1%
101,978	(3) Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $101,978, collateralized by various U.S. Government Securities, 0.250%-4.250%, Market Value plus accrued interest $104,018, due 07/15/29-02/15/50)
	(Cost $101,978)	$ 101,978	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
8,818,641	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
	(Cost $8,818,641)	8,818,641	3.0

	Total Short-Term Investments
	(Cost $8,920,619)	8,920,619	3.1

	Total Investments in Securities (Cost $349,401,352)	$ 291,906,279	99.9
	Assets in Excess of Other Liabilities	421,259	0.1
	Net Assets	$ 292,327,538	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,913,049	$5,363,274	$–	$13,276,323
Consumer Discretionary	13,549,075	2,176,493	–	15,725,568
Consumer Staples	24,942,890	–	–	24,942,890
Energy	9,183,337	8,439,454	–	17,622,791
Financials	66,228,483	–	–	66,228,483
Health Care	47,613,169	10,643,565	–	58,256,734
Industrials	25,121,470	–	–	25,121,470

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Information Technology	40,597,295	–	–	40,597,295
Materials	12,920,442	–	–	12,920,442
Utilities	8,293,664	–	–	8,293,664
Total Common Stock	256,362,874	26,622,786	–	282,985,660
Short-Term Investments	8,818,641	101,978	–	8,920,619
Total Investments, at fair value	$265,181,515	$26,724,764	$–	$291,906,279
Other Financial Instruments+
Forward Foreign Currency Contracts	–	11,110	–	11,110
Total Assets	$265,181,515	$26,735,874	$–	$291,917,389
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(864,724)	$–	$(864,724)
Total Liabilities	$–	$(864,724)	$–	$(864,724)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 170,185	USD 120,412	State Street Bank and Trust Co.	05/04/20	$ 565
GBP 116,286	USD 144,215	State Street Bank and Trust Co.	05/04/20	330
GBP 787,963	USD 978,914	State Street Bank and Trust Co.	05/04/20	535
USD 205,294	CHF 200,773	State Street Bank and Trust Co.	05/04/20	(3,659)
USD 151,182	CAD 216,251	State Street Bank and Trust Co.	05/04/20	(2,541)
USD 125,935	EUR 116,228	State Street Bank and Trust Co.	05/04/20	(2,420)
USD 218,809	CAD 307,101	State Street Bank and Trust Co.	05/04/20	2,744
USD 230,135	GBP 185,315	State Street Bank and Trust Co.	05/04/20	286
USD 5,941,585	GBP 5,041,864	State Street Bank and Trust Co.	05/04/20	(325,524)
USD 1,135,875	GBP 961,192	State Street Bank and Trust Co.	05/04/20	(58,900)
USD 879,021	GBP 723,832	State Street Bank and Trust Co.	05/04/20	(20,712)
USD 148,462	EUR 133,153	State Street Bank and Trust Co.	05/04/20	1,415
USD 87,803	CAD 122,841	State Street Bank and Trust Co.	05/04/20	480
USD 123,746	CHF 117,612	State Street Bank and Trust Co.	05/04/20	1,342
USD 163,585	CHF 157,177	State Street Bank and Trust Co.	05/04/20	752
USD 139,543	EUR 126,406	State Street Bank and Trust Co.	05/04/20	970
EUR 105,832	USD 115,184	State Street Bank and Trust Co.	05/04/20	1,691
CHF 53,618	USD 56,044	State Street Bank and Trust Co.	05/04/20	(241)
USD 5,919,729	GBP 5,027,605	The Bank of New York Mellon	05/04/20	(329,656)
USD 3,630,021	EUR 3,351,727	The Bank of New York Mellon	05/04/20	(71,448)
USD 1,724,491	CHF 1,685,345	The Bank of New York Mellon	05/04/20	(29,518)
USD 1,071,421	CAD 1,535,508	The Bank of New York Mellon	05/04/20	(20,105)
				$ (853,614)

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $350,262,452.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 23,185,689
Gross Unrealized Depreciation	(82,152,403)
Net Unrealized Depreciation	$ (58,966,714)